SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Jun. 30, 2023 $ / shares	Jun. 30, 2023 € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares	Jul. 26, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Implied value | (per share)		€ 1	$ 0.0001	€ 1
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Implied value	$ 0.0001		0.0001		$ 10.00
Preference shares [member]
IfrsStatementLineItems [Line Items]
Implied value	$ 0.0001		$ 0.0001